Income Tax Expense (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Expense [Abstract]
Income Tax Expense (Benefit)

(Dollars in thousands)	2011	2010	2009

Income tax expense from
continuing operations	$24,457	24,819	13,867
Discontinued operations	—	—	(1,473)

Total income tax expense	$24,457	24,819	12,394

Components Of Income From Continuing Operations Before Income Taxes

(Dollars in thousands)	2011	2010	2009
United States	$73,275	66,639	60,477
Foreign	3,683	3,026	2,695
Total income before income taxes	$76,958	69,665	63,172

Principal Components Of Income Tax Expense (Benefit) From Continuing Operations

(Dollars in thousands)	2011	2010	2009

Federal
Current	$15,708	17,585	10,425
Deferred	5,578	4,199	(1,666)
State and local:
Current	2,218	2,193	4,683
Deferred	580	230	(421)
Foreign:
Current	3,104	1,130	1,179
Deferred	(2,731)	(518)	(333)

Total	$24,457	24,819	13,867

Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations

	2011	2010	2009

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.6	3.1	4.4
Foreign	(2.2)	(1.5)	(0.2)
Research credit	(2.0)	0.3	(7.5)
Domestic production deduction	(2.5)	(1.9)	(1.8)
Change in uncertain tax positions	(0.5)	0.1	(7.9)
Other, net	0.4	0.5	—

Effective income tax rate	31.8%	35.6%	22.0%

Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities

(Dollars in thousands)	2011	2010

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$6,029	3,331
Pension and other postretirement benefits	11,341	12,178
Net operating loss carryforward — domestic	687	813
Net operating loss carryforward — foreign	3,419	2,018
Capital loss carryforward	240	254
Other compensation-related costs
and other cost accruals	17,316	14,196
State credit carryforward	1,240	1,545

Total deferred tax assets	40,272	34,335
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(104,082)	(96,300)

Net deferred tax liabilities before
valuation allowance	(63,810)	(61,965)
Less valuation allowance	(873)	(1,613)
Net deferred tax liabilities	$(64,683)	(63,578)

Reconciliation Of Unrecognized Tax Benefits

(Dollars in millions)	2011	2010

Balance as of October 1,	$3.2	3.3
Increases related to prior year tax positions	0.7	0.2
Decreases related to prior year tax positions	—	(0.2)
Increases related to current year tax positions	0.2	0.1
Lapse of statute of limitations	(0.5)	(0.2)

Balance as of September 30,	$3.6	3.2